Investments in Associates and Joint Ventures - Summary of Principal Associate Undertakings (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Non-current assets	£ 104,605	£ 104,530
Current assets	14,294	14,186
Non-current liabilities	(50,161)	(50,109)
Current liabilities	(18,743)	(15,673)
ITC Ltd.
Disclosure of associates [line items]
Non-current assets	4,456	4,261
Current assets	4,152	3,622
Non-current liabilities	(306)	(240)
Current liabilities	(1,376)	(1,267)
Net assets (liabilities)	£ 6,926	£ 6,376
Ownership interest in associates	25.45%	29.02%	29.19%	29.38%
Investments in associates and joint ventures	£ 1,762	£ 1,851